Cover	Nov. 12, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity File Number	001-38344
Entity Registrant Name	Metaurus Equity Component Trust
Entity Central Index Key	0001688487
Entity Tax Identification Number	30-0987130
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Metaurus Advisors LLC
Entity Address, Address Line Two	589 Fifth Avenue
Entity Address, Address Line Three	Suite 808
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(201)
Local Phone Number	683-7979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Shares of U.S. Equity Cumulative Dividends Fund – Series 2027
Title of 12(b) Security	Shares of U.S. Equity Cumulative Dividends Fund – Series 2027
Trading Symbol	IDIV
Security Exchange Name	NYSEArca
Shares of U.S. Equity Ex-Dividend
Title of 12(b) Security	Shares of U.S. Equity Ex-Dividend
Trading Symbol	XDIV
Security Exchange Name	NYSEArca